BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

21. BUSINESS COMBINATIONS

Acquisition of Guangzhou Yingyoutianxia Networks Technology Co., Ltd ("Lesdo")

On August 25, 2020, the Group acquired 100% equity interest of Lesdo, a leading location-based social networking service provider targeting the lesbian community in China. The consideration was RMB1,328,418, of which RMB805,418 and RMB523,000 were paid for the years ended December 31, 2020 and 2021, respectively.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.

		Estimated useful
	RMB	lives

Cash and cash equivalents	77
Intangible assets
User base	800,000	3	years
Brand name	2,100,000	10	years
Technology	1,080,000	3	years
Total assets	3,980,077
Other current liabilities	(4,711,582)
Deferred income tax liabilities	(995,000)
Goodwill	3,054,923
Total consideration	1,328,418

21. BUSINESS COMBINATIONS (Continued)

Acquisition of iRainbow Hong Kong Limited (“Finka”) and all of its subsidiaries and other entities under the control of Finka

On December 1, 2020, the Group acquired 100% equity interest of Finka, which is a leading gay social networking app in China targeting younger generations. The consideration was USD35,997,984 (RMB237,227,055) in cash, of which USD32,286,199 (RMB212,773,650) and USD3,711,785 (RMB23,968,600) were paid for the years ended December 31, 2020 and 2021, respectively.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.

		Estimated useful
	RMB	lives

Cash and cash equivalents	10,497,160
Accounts receivable	1,716,623
Other current assets	6,323,155
Intangible assets
User base	6,930,000	4	years
Brand name	36,400,000	10	years
Technology	2,380,000	3	years
Total assets	64,246,938
Accounts payable	(208,984)
Other current liabilities	(8,331,044)
Deferred income tax liabilities	(11,427,500)
Goodwill	192,947,645
Total consideration	237,227,055

Goodwill, which is not tax deductible, is primarily attributable to the assembled workforce and synergies expected to be achieved from the two acquisitions. The synergies mainly come from the enhancement of the Group’s position in the LGBTQ community.